Cover	Apr. 24, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2026
Entity File Number	001-14027
Entity Registrant Name	Anika Therapeutics, Inc.
Entity Central Index Key	0000898437
Entity Tax Identification Number	04-3145961
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	32 Wiggins Avenue
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	781
Local Phone Number	457-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ANIK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false